ACCRUED INTEREST RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	$ 1,508	$ 1,198
Collateralized Mortgage Obligations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	1,265	997
Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	161	139
Federal Home Loan Bank Advances [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	$ 82	$ 62